Note 9 - Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2015	December 31, 2016
Lubricants	381	542
Consumable stores	21	41
Total	402	583